Description of the Plan - Vesting Percentage (Details) - EBP 001	12 Months Ended
Dec. 31, 2025
Less than 1 year
EBP, Description of Plan [Line Items]
Vesting percentage	0.00%
1 year
EBP, Description of Plan [Line Items]
Vesting percentage	34.00%
2 years
EBP, Description of Plan [Line Items]
Vesting percentage	67.00%
3 years or more
EBP, Description of Plan [Line Items]
Vesting percentage	100.00%